Segment Reporting - Revenue by Geographical Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 29,706	$ 27,701	[1]	$ 25,095	[1]
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	5,719	5,014		4,946
ITALY
Segment Reporting Information [Line Items]
Revenues	3,383	3,021		2,798
FRANCE
Segment Reporting Information [Line Items]
Revenues	2,994	2,658		2,633
BRAZIL
Segment Reporting Information [Line Items]
Revenues	2,093	1,789		1,586
GERMANY
Segment Reporting Information [Line Items]
Revenues	2,062	1,833		1,650
CANADA
Segment Reporting Information [Line Items]
Revenues	1,124	1,182		1,141
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	929	1,063		929
SPAIN
Segment Reporting Information [Line Items]
Revenues	1,084	1,016		924
ARGENTINA
Segment Reporting Information [Line Items]
Revenues	524	984		678
POLAND
Segment Reporting Information [Line Items]
Revenues	658	507		442
Other
Segment Reporting Information [Line Items]
Revenues	8,130	7,770		6,542
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	$ 28,700	$ 26,837		$ 24,269

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).